Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2021
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income		$ 60,633
Income and Franchise Tax		(52,233)
Net Earnings		$ 8,400
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted (in Shares)		35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)		$ 0.00
Numerator: Net Income (Loss) minus Redeemable Net Earnings
Net Income (Loss)	$ (1,000)	$ 35,849,811
Redeemable Net Earnings		(8,400)
Non-Redeemable Net Income (Loss)	$ (1,000)	$ 35,841,411
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted (in Shares)	7,625,000	8,750,000
Income (Loss)/Basic and Diluted Non-Redeemable Class B Common Stock (in Dollars per share)		$ 4.10